STOCKHOLDERS' DEFICIT (Stock Option Activity) (Narrative) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Jan. 12, 2016	Jan. 12, 2015	Jan. 09, 2015	Dec. 31, 2014	May 01, 2014
Common stock, per share value							$ 0.001
2014 Stock Incentive Plan [Member]
Awarded stock options					$ 200,000
Common stock, per share value					$ 0.70
2014 Stock Incentive Plan [Member] | Mr. Ruby [Member]
Awarded stock options				$ 980,000
Common stock, per share value				$ 0.20
Stock Options [Member]
Awarded stock options			$ 1,050,000
Stock options	3,680,000	600,000			600,000
Fair value of options		417,664	612,512
Weighted-average remaining contractual life for stock options outstanding and exercisable	9 years 1 month 6 days	9 years
Aggregate intrinsic value of options outstanding and exercisable		$ 0